Income taxes (Details 3) - Continuing operations [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Applicable tax rate	14.80%	13.60%	11.70%
Effect of disallowed expenditures	1.00%	4.60%	4.80%
Effect of utilization of tax losses brought forward from prior periods	0.00%	(0.30%)	(0.10%)
Effect of income taxed at reduced rates	(0.10%)	(0.30%)	(0.70%)
Tax rate effect of revenues exempt from taxation	(7.50%)	(0.70%)	0.00%
Effect of tax credits and allowances	(1.40%)	(2.30%)	(2.30%)
Effect of release of contingent consideration liability	(0.10%)	(0.20%)	(0.50%)
Effect of tax rate change on current and deferred tax assets and liabilities	0.00%	0.30%	(1.40%)
Effect of write-off of deferred tax assets	0.00%	0.20%	4.00%
Effect of write down and reversal of write down of investments in subsidiaries	0.00%	(0.80%)	(0.60%)
Effect of prior year items	0.10%	2.30%	2.20%
Effect of other items	1.30%	1.90%	3.00%
Effective tax rate	8.10%	18.30%	20.10%
Effective income tax rate reconciliation change in uncertain tax positions	1.30%	2.00%	2.60%
Effective income tax rate reconciliation other adjustments		(0.10%)	0.40%
Effect of income not subject to tax on divestment gain	(7.30%)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 5	$ 29	$ 11